Income Taxes (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Income Taxes [Line Items]
Current	$ 121,292	$ 84,878	$ 46,524
Deferred	34,136	6,104	37,670
Current	193,064	105,927	120,963
Deferred	(24,229)	(22,788)	(50,560)
Current	21,500	25,000	18,500
Deferred	10,808	(669)	(158)
Income taxes (Note 4)	$ 356,571	$ 198,452	$ 172,939